Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTIO GLOBAL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Artio International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio International Equity Fund is the long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in the equity securities of issuers located in international markets. The Fund will typically invest in equity and equity related instruments of non-U.S. companies of all sizes. The Fund generally follows a multi-capitalization approach that focuses on mid- to large-capitalization companies, but the Fund may also invest in smaller capitalization companies. The Fund may invest in ADRs, GDRs and EDRs issued by sponsored or unsponsored facilities. In addition, the Fund may invest in preferred equities, Exchange Traded Funds (ETFs) and securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded OTC.
  Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days' notice prior to any changes in this policy.
  To achieve its investment goal the Fund may use derivatives under certain market conditions. As of October 31, 2012, the Fund had 0.50% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie.pdf for more current information on the Fund's investment in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward contracts, non- deliverable forwards, swaps (including credit default swaps), options (including, options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are "marked to market" daily.
  The Fund invests up to 35% of its net assets in emerging market securities. The Adviser may manage the Fund close to its limit in emerging markets. As of October 31, 2012, the Fund had 13.93% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie.pdf for a more current percentage of the Fund invested in emerging market securities.
  The Fund ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.
  The Fund invests in "growth" and "value" securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund's investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:
  Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry.
  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund's returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economics appear to be unrelated. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks association with foreign investments.
  Emerging Market Risk: The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer's assets whose securities are held in the Fund would result in a partial or total loss of the investment.
  Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund's portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund's strategies, if unsuccessful, may decrease the value of the Fund.
  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.
  Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.
  Small and Medium-Sized Company Risk: Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small and medium-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small and medium-sized companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.
  ETF Risk: Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the equity securities included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF's shares may be halted if the listing exchange's officials deem such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.
  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.
  Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.
  Large Shareholder Risk: Large shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts.
  Growth Company Risk: The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.
  Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

		Further information about the Fund's strategies and risks is provided in the section, Fund Strategies and Risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artioglobal.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artioglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest quarterly return:	22.02% (for the quarter ended June 30, 2009)
Lowest quarterly return:	-24.53% (for the quarter ended September 30, 2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Artio International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[2]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
2003	rr_AnnualReturn2003	35.92%
2004	rr_AnnualReturn2004	23.22%
2005	rr_AnnualReturn2005	17.06%
2006	rr_AnnualReturn2006	31.75%
2007	rr_AnnualReturn2007	17.56%
2008	rr_AnnualReturn2008	(43.87%)
2009	rr_AnnualReturn2009	23.34%
2010	rr_AnnualReturn2010	8.52%
2011	rr_AnnualReturn2011	(23.50%)
2012	rr_AnnualReturn2012	14.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.53%)
Past 1 Year	rr_AverageAnnualReturnYear01	14.87%
Past 5 Years	rr_AverageAnnualReturnYear05	(7.97%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 1993
Artio International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
Past 1 Year	rr_AverageAnnualReturnYear01	15.13%
Past 5 Years	rr_AverageAnnualReturnYear05	(7.75%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	7.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 1999
Artio International Equity Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.16%
Past 5 Years	rr_AverageAnnualReturnYear05	(8.35%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 1993
Artio International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.15%
Past 5 Years	rr_AverageAnnualReturnYear05	(6.62%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 1993
Artio International Equity Fund | MSCI All Country World ex-U.S. Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.83%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	9.74%

[1]	Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.
[2]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.